BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—79.9%
COMMON STOCKS—61.6%
Brazil—6.8%
Banco do Brasil SA*	176,500	$1,357,392
Cia de Locacao das Americas	129,000	690,255
Cielo SA	881,500	728,934
Eletromidia SA*	380,078	1,215,597
Sendas Distribuidora SA	42,200	139,230
		4,131,408
China—15.0%
Agricultural Bank of China Ltd., Class H	368,000	140,134
Bank of Chengdu Co., Ltd., Class A†	557,800	1,280,139
Chacha Food Co., Ltd., Class A†	37,600	312,323
Chengdu Wintrue Holding Co., Ltd., Class A†	73,000	168,825
China Construction Bank Corp., Class H	186,000	137,885
China State Construction Engineering Corp., Ltd., Class A†	1,084,000	896,482
Fufeng Group Ltd.	952,000	446,218
Greentown China Holdings Ltd.	114,000	197,376
Hangzhou Tigermed Consulting Co., Ltd., Class H	54,200	522,550
Huafu Fashion Co., Ltd., Class A†	282,200	156,548
Industrial & Commercial Bank of China Ltd., Class H	233,000	139,525
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A†	661,100	719,949
Kweichow Moutai Co., Ltd., Class A†	2,300	621,667
Pharmaron Beijing Co., Ltd., Class H	33,100	399,186
Rianlon Corp., Class A†	67,000	465,192
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A†	375,800	552,685
Tangshan Port Group Co., Ltd., Class A†	1,481,600	604,761
Xiamen Xiangyu Co., Ltd., Class A†	477,200	685,460
YTO Express Group Co., Ltd., Class A†	52,700	160,924
Yunnan Botanee Bio-Technology Group Co., Ltd., Class A†	16,300	462,558
		9,070,387
Greece—0.4%
JUMBO SA	15,503	257,676
Hong Kong—2.6%
Texhong Textile Group Ltd.	272,000	293,467
WH Group Ltd.	1,651,000	1,262,467
		1,555,934
India—4.9%
Bharti Airtel Ltd.*	167,769	1,508,106
Bharti Airtel Ltd.*	4,611	19,639
Hindustan Petroleum Corp., Ltd.	31,631	92,667
Jindal Stainless Ltd.*	63,810	91,914
Power Grid Corp. of India Ltd.	46,009	137,414
Reliance Industries Ltd.	4,150	139,807
Vardhman Textiles Ltd.	263,255	964,951
		2,954,498
Indonesia—3.1%
Astra Agro Lestari Tbk PT	577,300	475,190
Bank Mandiri Persero Tbk PT	1,719,900	1,003,435
Indofood Sukses Makmur Tbk PT	172,200	77,824
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	4,952,900	346,476
		1,902,925
Israel—0.2%
Mizrahi Tefahot Bank Ltd.	3,817	125,571
Malaysia—3.2%
IOI Corp. Bhd	288,700	283,524
Petronas Chemicals Group Bhd	398,700	933,571
RHB Bank Bhd	522,200	723,451
		1,940,546
Mexico—0.8%
Alpek SAB de CV	344,600	456,128
Russia—0.0%
Fix Price Group Ltd. - GDR	21,704	26,479
South Africa—2.1%
Pick n Pay Stores Ltd.	33,970	119,453
Sappi Ltd.*	217,868	793,613
Shoprite Holdings Ltd.	25,934	356,996
		1,270,062
South Korea—7.7%
GS Holdings Corp.	24,624	900,103
JYP Entertainment Corp.	5,655	258,780
KB Financial Group, Inc.	3,705	181,076
Osstem Implant Co., Ltd.	10,374	916,342
SK Hynix, Inc.	2,640	228,817
Woori Financial Group, Inc.	178,485	2,149,707
		4,634,825
Taiwan—8.3%
Accton Technology Corp.	32,000	253,236
Asia Vital Components Co., Ltd.	86,000	331,878
Compeq Manufacturing Co., Ltd.	275,000	445,559
Lotes Co., Ltd.	59,328	1,607,506
Nan Ya Plastics Corp.	83,000	242,782
Pegavision Corp.	28,000	422,581
SinoPac Financial Holdings Co., Ltd.	931,000	579,298
Tripod Technology Corp.	76,000	303,347
Wiwynn Corp.	26,000	819,112
		5,005,299
Thailand—5.4%
AP Thailand PCL - NVDR	3,099,300	1,014,168
Indorama Ventures PCL	140,000	201,490
Kiatnakin Phatra Bank PCL - NVDR	529,500	1,113,564
Supalai PCL - NVDR	1,156,500	689,431
Thanachart Capital PCL	240,700	281,356
		3,300,009
United States—1.1%
Micron Technology, Inc.†	9,170	677,113
TOTAL COMMON STOCKS
(Cost $36,613,554)		37,308,860
PREFERRED STOCKS—2.6%
Chile—0.2%
Embotelladora Andina SA, Class B 18.457%	67,722	135,612
South Korea—2.4%
Samsung Electronics Co., Ltd. 2.369%	30,161	1,479,435
TOTAL PREFERRED STOCKS
(Cost $1,016,719)		1,615,047
EXCHANGE TRADED FUNDS—0.3%
Thailand—0.3%
Jasmine Broadband Internet Infrastructure Fund	620,800	198,649
TOTAL EXCHANGE TRADED FUNDS
(Cost $214,026)		198,649

SHORT-TERM INVESTMENTS—15.4%
Tri-State Deposit, 0.95%(a)	5,000,000	5,000,000
U.S. Bank Money Market Deposit Account, 0.50%(a)	4,328,690	4,328,690
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,328,690)		9,328,690
TOTAL LONG POSITIONS—79.9%
(Cost $47,172,989)		48,451,246
SECURITIES SOLD SHORT—(0.1%)
COMMON STOCKS—(0.1%)
United Kingdom—(0.1%)
Antofagasta PLC	(4,081)	(76,176)
TOTAL COMMON STOCKS
(Proceeds $(72,388))		(76,176)
TOTAL SECURITIES SOLD SHORT—(0.1%)
(Proceeds $(72,388))		(76,176)
OTHER ASSETS IN EXCESS OF LIABILITIES—20.2%		12,224,788
NET ASSETS—100.0%		$60,599,858

GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of May 31, 2022.

Contracts For Difference held by the Fund at May 31, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	09/16/2025	-0.59%	Monthly	4,320	$134,541	$(1,804)
Raiffeisen Bank International AG	Morgan Stanley	09/20/2022	-0.50	Monthly	12,559	166,781	142
						301,322	(1,662)
Brazil
Itau Unibanco Holding SA - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	125,753	689,126	55,093

Canada
Parex Resources, Inc.	Goldman Sachs	09/18/2025	1.56	Monthly	21,664	479,748	34,190

Chile
Banco Santander Chile - ADR	Morgan Stanley	09/22/2022	0.83	Monthly	31,664	629,797	14,326

China
Alibaba Group Holding Ltd.	Goldman Sachs	09/18/2025	0.19	Monthly	20,900	256,349	15,136
Bros Eastern Co., Ltd., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	914,700	799,723	11,458
JD.com, Inc. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	2,965	166,396	7,568
JD.com, Inc., Class A	Goldman Sachs	09/18/2025	0.19	Monthly	804	23,155	1,144
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	Goldman Sachs	09/16/2025	0.83	Monthly	255,900	297,543	20,908
Meihua Holdings Group Co., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	1,325,700	1,891,937	110,817
Netdragon Websoft Holdings Ltd.	Goldman Sachs	09/18/2025	0.19	Monthly	120,000	241,309	6,072
NetEase, Inc. - ADR	Bank of America	06/03/2023	0.70	Monthly	18,376	1,906,143	167,827
Shanghai International Port Group Co., Ltd., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	548,000	514,516	14,738
Tencent Holdings Ltd.	Goldman Sachs	09/18/2025	0.19	Monthly	11,200	517,239	(8,663)
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H	Goldman Sachs	09/18/2025	0.19	Monthly	809,000	1,197,953	5,970
Zhejiang Entive Smart Kitchen Appliance Co., Ltd., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	18,500	162,190	(5,043)
						7,974,453	347,932
France
TotalEnergies SE	Goldman Sachs	09/18/2025	-0.59	Monthly	21,782	1,299,919	76,277

India
Reliance Industries Ltd. - SP GDR	Goldman Sachs	09/16/2025	0.83	Monthly	14,475	972,720	31,448

Indonesia
Telkom Indonesia Persero Tbk PT - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	4,595	134,909	2,063

Mexico
Grupo Aeroportuario del Centro Norte SAB de CV - SP ADR	Goldman Sachs	09/16/2025	0.83	Monthly	9,428	544,561	(17,273)
Grupo Aeroportuario del Pacifico SAB de CV - SP ADR	Goldman Sachs	09/16/2025	0.83	Monthly	8,441	1,269,358	(18,202)
Grupo Comercial Chedraui SA de CV	Morgan Stanley	09/20/2022	0.83	Monthly	193,800	538,845	(8,070)
						2,352,764	(43,545)
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	09/18/2025	-0.59	Monthly	36,097	738,999	10,103

Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	0.83	Monthly	316,240	113,846	(355,701)
Headhunter Group PLC - ADR	Morgan Stanley	09/22/2022	0.83	Monthly	7,725	35,612	(80,540)
Magnit PJSC - SP GDR	Goldman Sachs	09/18/2025	0.83	Monthly	37,249	745	283
Sberbank of Russia PJSC - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	23,338	1,400	343
						151,603	(435,615)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	09/18/2025	0.83	Monthly	14,771	389,509	11,052

Singapore
DBS Group Holdings Ltd.	Goldman Sachs	09/18/2025	1.16	Monthly	41,751	942,868	(3,473)
Golden Agri-Resources Ltd.	Goldman Sachs	09/16/2025	0.64	Monthly	3,158,500	657,037	11,239
United Overseas Bank Ltd.	Goldman Sachs	09/16/2025	0.64	Monthly	11,600	249,857	7,308
						1,849,762	15,074
South Africa
Airtel Africa PLC	Goldman Sachs	09/16/2025	0.94	Monthly	263,214	512,770	37,238

South Korea
Hana Financial Group, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	18,923	757,104	70,480
JB Financial Group Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	136,046	983,068	36,343
KT Corp. - SP ADR	HSBC	09/20/2022	0.80	Monthly	100,127	1,500,904	53,668
SK Hynix, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	8,740	762,949	(8,451)
						4,004,025	152,040
Taiwan
ASE Technology Holding Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	84,000	302,429	27,314
Nanya Technology Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	882,000	2,029,892	40,762
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	5,251	101,311	7,632
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	4,976	474,213	9,676
Wiwynn Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	3,000	95,401	(2,451)
						3,003,246	82,933
United States
SMART Global Holdings, Inc.	Goldman Sachs	09/16/2025	0.83	Monthly	5,153	127,021	4,136
Total Long						25,611,693	393,083

Short
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	06/03/2023	0.70	Monthly	(41,500)	$(110,986)	$(11,149)
Hapvida Participacoes e Investimentos SA	Goldman Sachs	09/18/2025	0.83	Monthly	(45,932)	(64,657)	(4,480)
Light SA	Morgan Stanley	09/20/2022	0.83	Monthly	(74,400)	(119,759)	4,006
Natura & Co. Holding SA	Morgan Stanley	09/22/2022	0.83	Monthly	(87,100)	(299,830)	3,271
OI SA	Goldman Sachs	09/18/2025	0.83	Monthly	(1,750,300)	(268,850)	(29,859)
Pagseguro Digital Ltd., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	(6,679)	(102,589)	(14,611)
Ultrapar Participacoes SA	Goldman Sachs	09/18/2025	0.83	Monthly	(41,200)	(123,620)	(4,478)
						(1,090,291)	(57,300)
China
AAC Technologies Holdings, Inc.	Goldman Sachs	09/18/2025	0.07	Monthly	(277,000)	(602,205)	(3,042)
Bilibili, Inc. - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(14,946)	(334,043)	(18,234)
China East Airlines Corp., Ltd., Class H	Goldman Sachs	09/18/2025	0.07	Monthly	(1,294,000)	(460,070)	(26,709)
China Southern Airlines Co., Ltd., Class H	Goldman Sachs	09/18/2025	0.07	Monthly	(910,000)	(502,128)	(37,240)
Dali Foods Group Co., Ltd.	Goldman Sachs	09/18/2025	0.07	Monthly	(601,500)	(303,540)	(1,467)
GDS Holdings Ltd. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(10,523)	(294,539)	25,255
Guangzhou Shangpin Home Co., Class A	Goldman Sachs	09/16/2025	0.83	Monthly	(83,300)	(321,600)	(1,492)
Haidilao International Holding Ltd.	Goldman Sachs	09/16/2025	0.07	Monthly	(280,000)	(556,632)	(49,203)
Hangzhou Silan Microelectronics Co., Ltd., Class A	HSBC	09/22/2022	0.78	Monthly	(77,200)	(523,036)	4,139
Huazhu Group Ltd. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(16,462)	(535,015)	(47,019)
IQIYI, Inc. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(66,960)	(274,536)	(34,231)
Kanzhun Ltd. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(9,815)	(198,459)	(6,478)
Luxshare Precision Industry Co., Ltd., Class A	Morgan Stanley	09/22/2022	0.83	Monthly	(33,000)	(167,609)	(18,508)
Maxscend Microelectronics Co., Ltd., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	(12,700)	(370,121)	(4,086)
MINISO Group Holding Ltd. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(15,566)	(85,613)	3,892
NIO, Inc. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(21,623)	(376,024)	(16,433)
Shenzhen Goodix Technology Co., Ltd, Class A	Morgan Stanley	09/22/2022	0.83	Monthly	(35,100)	(304,401)	(8,629)
Shenzhen Goodix Technology Co., Ltd, Class A	Goldman Sachs	09/16/2025	0.83	Monthly	(27,700)	(240,225)	(6,353)
Skshu Paint Co., Ltd., Class A	HSBC	09/20/2022	0.79	Monthly	(32,700)	(457,876)	(51,233)
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	09/18/2025	0.07	Monthly	(48,200)	(760,419)	(75,738)
Tencent Music Entertainment Group - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(84,844)	(354,648)	(40,082)
Trip.com Group Ltd. - ADR	Goldman Sachs	09/16/2025	0.83	Monthly	(14,447)	(318,701)	(5,882)
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	09/16/2025	0.07	Monthly	(10,000)	(86,400)	(9,894)
Vipshop Holdings Ltd. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(45,535)	(423,476)	(55,990)
Weibo Corp. - SP ADR	Goldman Sachs	09/16/2025	0.83	Monthly	(14,338)	(315,436)	(7,169)
Will Semiconductor Co., Ltd., Shanghai, Class A	Goldman Sachs	09/16/2025	0.83	Monthly	(24,100)	(593,743)	(11,893)
Wingtech Technology Co., Ltd., Class A	Goldman Sachs	09/18/2025	0.83	Monthly	(43,800)	(418,738)	49,573
Xiabuxiabu Catering Management China Holdings Co., Ltd.	Goldman Sachs	09/18/2025	0.07	Monthly	(513,500)	(236,229)	(14,426)
Xiaomi Corp., Class B	Goldman Sachs	09/18/2025	0.07	Monthly	(402,400)	(622,533)	(24,357)
Yihai International Holding Ltd.	Goldman Sachs	09/16/2025	0.07	Monthly	(165,000)	(511,998)	(63,205)
Yum China Holdings, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	(2,881)	(130,970)	(12,629)
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	09/18/2025	0.07	Monthly	(706,200)	(435,571)	(34,253)
						(11,797,833)	(603,016)
Hong Kong
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	09/18/2025	0.07	Monthly	(58,000)	(362,907)	(25,913)
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	09/18/2025	0.07	Monthly	(136,400)	(156,786)	(9,406)
Nine Dragons Paper Holdings Ltd.	Goldman Sachs	09/16/2025	0.07	Monthly	(340,000)	(305,459)	(12,604)
Shenzhou International Group Holdings Ltd.	Goldman Sachs	09/16/2025	0.07	Monthly	(23,100)	(319,394)	(623)
Silicon Motion Technology Corp. - ADR	Goldman Sachs	09/16/2025	0.83	Monthly	(3,486)	(314,821)	(7,989)
Techtronic Industries Co., Ltd.	Goldman Sachs	09/16/2025	0.07	Monthly	(41,500)	(543,659)	(5,362)
Xinyi Glass Holdings Ltd.	Goldman Sachs	09/16/2025	0.07	Monthly	(223,000)	(566,651)	(42,695)
						(2,569,677)	(104,592)
Hungary
OTP Bank Nyrt PLC	Goldman Sachs	09/18/2025	5.58	Monthly	(8,175)	(195,045)	15,075

India
Dr Reddy's Laboratories Ltd. - ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(8,965)	(496,213)	(37,130)
Infosys Ltd. - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(25,186)	(475,008)	6,556
MakeMyTrip Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(5,211)	(144,136)	(12,381)
Renew Energy Global PLC, Class A	Morgan Stanley	09/20/2022	0.83	Monthly	(38,736)	(271,152)	(10,476)
Tata Motors Ltd. - SP ADR	Goldman Sachs	09/18/2025	0.83	Monthly	(11,021)	(314,099)	(11,124)
Wipro Ltd. - ADR	Goldman Sachs	09/16/2025	0.83	Monthly	(89,689)	(536,340)	22,361
						(2,236,948)	(42,194)
Indonesia
Unilever Indonesia Tbk PT	Macquarie	09/21/2023	0.32	Monthly	(2,472,900)	(802,196)	7,627

Israel
Camtek Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(6,685)	(197,408)	(9,023)
Nova Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(1,536)	(163,154)	(8,182)
Playtika Holding Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(16,792)	(248,690)	(11,041)
Wix.com Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(8,952)	(564,066)	45,839
						(1,173,318)	17,593
Malaysia
Hartalega Holdings Bhd	HSBC	09/20/2022	0.80	Monthly	(169,600)	(162,686)	2,071
Top Glove Corp. Bhd	Morgan Stanley	09/22/2022	0.83	Monthly	(1,029,500)	(329,176)	31,607
						(491,862)	33,678
Mexico
Cemex SAB de CV - SP ADR	Bank of America	06/03/2023	0.70	Monthly	(83,627)	(390,538)	(15,066)
Kimberly-Clark de Mexico SAB de CV, Class A	Goldman Sachs	09/18/2025	0.83	Monthly	(409,800)	(634,050)	(51,672)
						(1,024,588)	(66,738)
Russia
Ozon Holdings PLC - ADR	Goldman Sachs	09/16/2025	0.83	Monthly	(27,082)	(96,412)	217,289
VK Co., Ltd. - GDR	Morgan Stanley	09/22/2022	0.83	Monthly	(77,484)	(86,007)	(19,786)
						(182,419)	197,503
Singapore
Starhub Ltd.	Goldman Sachs	09/18/2025	0.64	Monthly	(223,000)	(201,832)	(1,600)

South Africa
AVI Ltd.	Goldman Sachs	09/18/2025	4.57	Monthly	(60,411)	(254,870)	(4,531)
Tiger Brands Ltd.	Goldman Sachs	09/18/2025	4.57	Monthly	(52,146)	(476,835)	(4,983)
						(731,705)	(9,514)
South Korea
Amorepacific Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(4,076)	(538,657)	(36,781)
Celltrion Healthcare Co., Ltd.	Morgan Stanley	09/22/2022	0.83	Monthly	(2,579)	(128,825)	(17,397)
Chunbo Co., Ltd.	Morgan Stanley	09/22/2022	0.83	Monthly	(840)	(183,453)	(5,373)
CJ CGV Co., Ltd.	Morgan Stanley	09/20/2022	0.83	Monthly	(6,929)	(154,855)	(9,061)
Hanon Systems	Morgan Stanley	09/22/2022	0.83	Monthly	(14,616)	(135,268)	(9,179)
Hansol Chemical Co., Ltd.	Morgan Stanley	09/22/2022	0.83	Monthly	(1,587)	(340,566)	(10,170)
Hanwha Chemical Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(14,542)	(458,992)	(103,735)
Hotel Shilla Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(7,301)	(460,296)	(29,863)
Hybe Co., Ltd.	Morgan Stanley	09/22/2022	0.83	Monthly	(643)	(120,056)	(9,627)
Kolmar BNH Co., Ltd.	Citigroup	09/19/2023	0.82	Monthly	(4,187)	(104,573)	(8,372)
Kumho Petrochemical Co., Ltd.	Morgan Stanley	09/20/2022	0.83	Monthly	(2,485)	(321,371)	(32,097)
LG Chem Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(910)	(430,286)	(69,878)
Lg Display Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(27,759)	(389,281)	(15,385)
LG Household & Health Care Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(418)	(247,989)	(23,756)
Lotte Chemical Corp.	Morgan Stanley	09/22/2022	0.83	Monthly	(1,978)	(326,949)	(22,315)
Lotte Shopping Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(1,553)	(127,408)	(4,395)
NAVER Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(696)	(162,017)	(11,636)
NCSoft Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(1,116)	(410,427)	(41,513)
Netmarble Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(1,610)	(108,661)	(15,481)
Orion Corp.	Morgan Stanley	09/22/2022	0.83	Monthly	(2,626)	(206,735)	(18,913)
Ottogi Corp.	Citigroup	09/21/2023	0.82	Monthly	(250)	(89,517)	(1,621)
Paradise Co., Ltd.	Morgan Stanley	09/20/2022	0.83	Monthly	(22,660)	(300,375)	(28,688)
POSCO Chemical Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(2,862)	(301,884)	(23,578)
Sillajen, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	(10,490)	(26,750)	72,308
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(2,152)	(150,807)	(1,444)
SK IE Technology Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(1,886)	(192,076)	(16,698)
						(6,418,074)	(494,648)
Taiwan
Acer, Inc.	Morgan Stanley	09/22/2022	0.83	Monthly	(323,000)	(323,835)	(14,009)
Airtac International Group	Goldman Sachs	09/18/2025	0.83	Monthly	(17,000)	(556,417)	(63,121)
ASMedia Technology, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	(5,000)	(236,003)	(9,236)
Asustek Computer, Inc.	Goldman Sachs	09/16/2025	0.83	Monthly	(15,000)	(176,486)	(8,674)
AU Optronics Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(841,000)	(521,550)	(36,862)
Compal Electronics, Inc.	Goldman Sachs	09/18/2025	0.83	Monthly	(287,000)	(227,425)	(6,321)
Dyaco International, Inc.	HSBC	09/20/2022	0.80	Monthly	(216,000)	(325,954)	(20,709)
Dyaco International, Inc.	Bank of America	06/01/2023	0.70	Monthly	(55,000)	(82,997)	(5,089)
Elan Microelectronics Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(97,000)	(497,950)	(25,400)
FocalTech Systems Co., Ltd.	HSBC	09/22/2022	0.80	Monthly	(133,000)	(526,960)	(13,351)
Genius Electronic Optical Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(21,000)	(300,620)	(52,030)
Giant Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(56,000)	(507,425)	(41,804)
Grape King Bio Ltd.	Morgan Stanley	09/20/2022	0.83	Monthly	(18,000)	(88,062)	(920)
HannStar Display Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(846,000)	(364,341)	(11,040)
Hiwin Technologies Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(8,000)	(62,016)	(616)
Innolux Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(1,028,000)	(494,077)	(41,331)
Kinsus Interconnect Technology Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(57,000)	(343,669)	(10,312)
Largan Precision Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(9,000)	(517,829)	(28,878)
Mediatek, Inc.	Goldman Sachs	09/16/2025	0.83	Monthly	(13,000)	(405,340)	(37,492)
Merry Electronics Co., Ltd.	Goldman Sachs	09/18/2025	0.83	Monthly	(91,139)	(258,109)	(16,367)
Micro-Star International Co., Ltd.	Morgan Stanley	09/22/2022	0.83	Monthly	(92,000)	(427,907)	(24,071)
Nantex Industry Co., Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(259,000)	(459,552)	(35,511)
Novatek Microelectronics Corp.	Morgan Stanley	09/22/2022	0.83	Monthly	(35,000)	(489,578)	(25,479)
Nuvoton Technology Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(26,000)	(155,418)	(5,879)
Pan Jit International, Inc.	Morgan Stanley	09/22/2022	0.83	Monthly	(210,000)	(606,305)	(26,010)
Parade Technologies Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(6,000)	(311,111)	(6,281)
Realtek Semiconductor Corp.	Morgan Stanley	09/22/2022	0.83	Monthly	(33,000)	(505,943)	(27,010)
Rexon Industrial Corp., Ltd.	Bank of America	06/03/2023	0.70	Monthly	(217,000)	(296,062)	(20,075)
SDI Corporation	Morgan Stanley	09/22/2022	0.83	Monthly	(82,000)	(429,423)	(48,689)
Silergy Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(5,000)	(523,686)	(50,455)
TSRC Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(314,000)	(323,466)	(9,130)
USI Corp.	Morgan Stanley	09/22/2022	0.83	Monthly	(216,000)	(189,767)	(985)
Win Semiconductors Corp.	Morgan Stanley	09/20/2022	0.83	Monthly	(85,000)	(658,915)	(72,998)
Yageo Corp.	Goldman Sachs	09/18/2025	0.83	Monthly	(23,000)	(320,930)	(13,712)
						(12,515,128)	(809,847)
Thailand
KCE Electronics PCL - NVDR	Morgan Stanley	09/22/2022	0.83	Monthly	(160,800)	(310,134)	(22,315)
Kerry Express Thailand	Morgan Stanley	09/22/2022	0.83	Monthly	(368,500)	(251,984)	(34,386)
Kerry Express Thailand - NVDR	Morgan Stanley	09/22/2022	0.83	Monthly	(294,300)	(201,246)	(29,254)
Muangthai Capital PCL - NVDR	Morgan Stanley	09/22/2022	0.83	Monthly	(368,800)	(530,783)	(58,196)
Siam Cement PCL, (The) - NVDR	Goldman Sachs	09/16/2025	0.83	Monthly	(29,100)	(316,341)	(12,236)
Sri Trang Agro-Industry PCL - NVDR	Morgan Stanley	09/22/2022	0.83	Monthly	(615,300)	(444,124)	(19,258)
TOA Paint Thailand PCL - NVDR	Morgan Stanley	09/20/2022	0.83	Monthly	(189,700)	(159,377)	(5,788)
						(2,213,989)	(181,433)
United Arab Emirates
Dubai Financial Market PJSC	Goldman Sachs	09/18/2025	0.83	Monthly	(36,018)	(21,181)	2,036
Total Short						(43,984,787)	(2,097,370)
Net unrealized gain/(loss) on Contracts For Difference							$(1,704,287)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Dynamic Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$4,131,408	$4,131,408	$-	$-
China	9,070,387	552,685	8,517,702	-
Greece	257,676	-	257,676	-
Hong Kong	1,555,934	-	1,555,934	-
India	2,954,498	-	2,954,498	-
Indonesia	1,902,925	346,476	1,556,449	-
Israel	125,571	-	125,571	-
Malaysia	1,940,546	283,524	1,657,022	-
Mexico	456,128	456,128	-	-
Russia	26,479	-	26,479	-
South Africa	1,270,062	119,453	1,150,609	-
South Korea	4,634,825	-	4,634,825	-
Taiwan	5,005,299	-	5,005,299	-
Thailand	3,300,009	482,846	2,817,163	-
United States	677,113	677,113	-	-
Preferred Stock
Chile	135,612	135,612	-	-
South Korea	1,479,435	-	1,479,435	-
Exchange Traded Funds
Thailand	198,649	198,649	-	-
Short-Term Investments	9,328,690	4,328,690	5,000,000	-
Contracts For Difference
Equity Contracts	1,415,659	1,125,436	217,572	72,651
Total Assets	$49,866,905	$12,838,020	$36,956,234	$72,651

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
United Kingdom	$(76,176)	$-	$(76,176)	$-
Contracts For Difference
Equity Contracts	(3,119,946)	(2,663,919)	(456,027)	-
Total Liabilities	$(3,196,122)	$(2,663,919)	$(532,203)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.